Filed Pursuant to Rule
497(e) under the
Securities Act of 1933
Registration No. 33-57166



STRATTON MUTUAL FUNDS
Stratton Growth Fund, Inc.
Stratton Monthly Dividend REIT Shares, Inc.
The Stratton Funds, Inc.


Supplement dated December 30, 1998
to Prospectus dated April 15, 1998 and
Statement of Additional Information dated April 15, 1998



The following information replaces and supersedes any contrary information contained in the Funds' Prospectus and Statement of Additional Information. The paragraphs under the heading "Service Providers and Underwriter" on page 27 of the Prospectus is deleted and replaced with the following:

Effective January 1, 1999, First Data Distributors, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581 serves as underwriter pursuant to an underwriting agreement for the limited purpose of acting as underwriter to facilitate the registration of shares of each Fund under state securities laws and to assist in the sale of shares.


All other references to FPS Broker Services, Inc. in the Prospectus and Statement of Additional Information are hereby replaced with First Data Distributors, Inc.


INVESTORS SHOULD RETAIN THIS SUPPLEMENT
WITH THE PROSPECTUS AND STATEMENT OF ADDITIONAL
INFORMATION FOR FUTURE REFERENCE.


















FIRST DATA INVESTOR SERVICES GROUP, INC.
3200 Horizon Drive
King of Prussia, PA 19406-0903

December 30, 1998

SECURITIES AND EXCHANGE COMMISSION
Judiciary Plaza
Public Filing Desk
450 Fifth Street, NW
Washington, DC 50549

Re:	The Stratton Funds, Inc. (the "Registrant")
	  Stratton Small-Cap Yield Fund
	  Stratton Special Value Fund
	File No.  33-57166


To the Staff of the Commission:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, enclosed for filing on behalf of the Registrant is the EDGAR transmission of the Supplement, dated December 30, 1998, to the Prospectus and the Statement of Additional Information both dated April 15, 1998.

The purpose of this filing is to make certain non-material revisions regarding the Underwriter to the current Prospectus and Statement of Additional Information.

Should you have any questions, comments or require further information, I can be reached directly at 610-239-4753.

Thank you for your courtesy and cooperation.

Sincerely,


Michelle A. Whalen
Senior Compliance Administrator

cc:	Patricia Sloan (Secretary, Stratton Mutual Funds)
	Terry Reilly, Esq. (Drinker Biddle & Reath )